Stock Options (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's stock Options Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

	Number of Options	Weighted Average Exercise Price ($/option)	Aggregate Intrinsic Value ($)
Outstanding as of January 1, 2018	1,028,500	$4.98	$2,982,650
Granted	2,800	2.37	—
Exercised	(156,300)	4.93	—
Forfeited / Expired	(71,000)	4.98	—
Outstanding as of December 31, 2018	804,000	$4.98	$1,575,840
Vested and expected to vest at December 31, 2018	804,000	$4.98	1,575,840
Exercisable as of December 31, 2018	804,000	$4.98	$1,575,840

Summary of Company's Non-Vested Restricted Shares Activity

A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number of Non-Vested Restricted Shares	Weighted Average Grant Date Fair Value ($)
Non-vested as of January 1, 2018	272,000	$4.98
Granted	2,000,000	8.25
Vested	(220,500)	4.98
Forfeited	(51,500)	4.98
Non-vested as of December 31, 2018	2,000,000	$8.25

Summary of Company's Non-Vested Restricted Shares Activity

As at December 31, 2018

Exercise Prices ($/option)	Number of Options Outstanding	Remaining Average Contractual Life (years)	Average Exercise Price ($/option)	Number of Options Exercisable	Remaining Contractual Life (years)	Average Exercise Price ($/option)
$4.98	804,000	4.33	4.98	804,000	$4.33	$4.98
	804,000	4.33	4.98	804,000	4.33	4.98